RELATED PARTY TRANSACTIONS AND LEASE OBLIGATIONS: Remaining scheduled minimum rental payments (Details) (USD $)	Apr. 23, 2012
2013	$ 26,800
2014	27,600
2015	27,600
2016	$ 27,600